Investments Accounted for by the Equity Method - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Income (loss) from equity investments (note 14)	$ (261)	$ 49
Constitution Pipeline
Schedule of Equity Method Investments
Income (loss) from equity investments (note 14)	$ 271
Discount rate (as a percent)	5.00%
Provision on equity method investments		$ 7